Disclosure of key inputs of convertible debt (Details)	6 Months Ended		12 Months Ended
	Feb. 28, 2022 $ / shares	Feb. 28, 2022 $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Share price | (per share)	$ 2.62	$ 3.32	$ 6.66	$ 8.42
Convertible [Member]
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Discount for lack of marketability	0.00%	0.00%	0.00%	0.00%
Convertible [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.52%	0.52%	0.30%	0.30%
Credit spread	7.11%	7.11%	8.45%	8.45%
Convertible [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	1.43%	1.43%	0.10%	0.10%
Credit spread	8.94%	8.94%	1.14%	1.14%